Trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 7,251	£ 16,416
Government grants and VAT receivable	5,824	4,060
Prepayments	6,175	5,062
Other receivables	808	875
Total trade and other receivables	20,058	26,413
HMRC SME Scheme
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	6,511	15,838
HMRC RDEC Scheme
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 740	£ 578